SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 519,794	$ 483,618	$ 263,631
Less: accumulated depreciation and amortization	(312,417)	(269,180)	(258,998)
Total property and equipment, net	207,377	214,438	4,633
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	488,718	462,155	242,168
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,076	$ 21,463	$ 21,463